UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive (loss)/gain CNY (¥)	Accumulated deficit CNY (¥)	CNY (¥)	USD ($)
Beginning Balance at Dec. 31, 2021	¥ 223	¥ 2,902,856	¥ (57,936)	¥ (1,017,772)	¥ 1,827,371
Beginning Balance (Shares) at Dec. 31, 2021 | shares	337,969,926
Net loss				(304,888)	(304,888)
Share-based compensation		15,598			15,598
Exercise of options and registration of restricted share units		131			131
Exercise of options and registration of restricted share units (shares) | shares	400,698
Foreign currency translation adjustment			75,591		75,591
Ending Balance at Jun. 30, 2022	¥ 223	2,918,585	17,655	(1,322,660)	1,613,803
Ending Balance (Shares) at Jun. 30, 2022 | shares	338,370,624
Beginning Balance at Dec. 31, 2022	¥ 223	2,927,295	73,528	(1,625,281)	1,375,765
Beginning Balance (Shares) at Dec. 31, 2022 | shares	338,498,819
Net loss				(298,662)	(298,662)	$ (41,187)
Share-based compensation		14,911			14,911
Exercise of options and registration of restricted share units	¥ 2	142			144
Exercise of options and registration of restricted share units (shares) | shares	2,156,320
Foreign currency translation adjustment			44,561		44,561	6,145
Ending Balance at Jun. 30, 2023	¥ 225	¥ 2,942,348	¥ 118,089	¥ (1,923,943)	¥ 1,136,719	$ 156,760
Ending Balance (Shares) at Jun. 30, 2023 | shares	340,655,139